INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Tax contingencies/settlements	$ 137	$ 87	$ 225
Prior period taxes	(31)	(15)	(20)
Others	(12)	(5)	9
Total	$ 94	$ 67	$ 214